Financial risk management and financial instruments, Hedge Effectiveness (Details) - 12 months ended Oct. 31, 2020 - Forward Exchange Contract [member] £ in Millions, $ in Millions	USD ($)	GBP (£)
Derivative Financial Instruments [Abstract]
Payment to fix cancelled dividend | £		£ 150.0
Payment to settle forward contract | $	$ 21.8